Long-lived Assets (Details Textual)	1 Months Ended			2 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Mar. 31, 2013 USD ($)	Sep. 30, 2012 USD ($)	Aug. 31, 2011 USD ($)	Apr. 30, 2012 USD ($)	Apr. 30, 2012 CAD	Apr. 30, 2013 USD ($)	Oct. 31, 2012 CAD	Apr. 30, 2012 USD ($)	Apr. 30, 2013 USD ($)	Apr. 30, 2012 USD ($)	Jul. 31, 2012 USD ($)	Jul. 31, 2011 USD ($)	Jul. 31, 2010 USD ($)	Jul. 31, 2012 USD ($)	Apr. 30, 2013 USD ($)
Depreciation											$ 97,967	$ 172,250	$ 238,253
Real Estate Accumulated Depreciation, Depreciation Expense											74,070	141,686	134,251
Real Estate Revenue, Net											384,299	582,974	407,809
Operating Leases, Rent Expense											135,172	233,516	201,234
Proceeds from Sale of Real Estate			1,730,000	2,865,682	568,863									342,862
Real Estate Held-for-sale				1,783,932	2,180,051			1,783,932		1,783,932	107,203			107,203
Assets Held for Investment, Net			1,029,435								858,377	3,634,929		858,377
Sales of Real Estate			639,680	1,081,750							235,659			235,659
Mortgage Loan Related to Property Sales			659,288
Gain (Loss) on Sale of Property											1,957,089
Income from assets held for investment, net (Note 3)						126,701		1,148,526	1,210,567	1,928,850	2,206,216	349,458	206,575	4,334,257	5,544,824
Proceeds from sale of property and equipment		1,579,189	1,669,115	2,865,682			1,640,000		1,762,954	4,614,057	4,953,325	0	0	4,953,325	6,716,279
Proceeds From Sale Of Property Remaining Amount	$ 27,025	$ 1,028,780	$ 1,009,827	$ 2,190,952							$ 249,127